Lease Arrangements - Supplemental Disclosures of Cash Flow Information Related to Leases (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Cash paid for operating leases	$ 510
Right-of-use assets obtained in exchange for operating lease liabilities	$ 1,056